Note 21 - American Depositary Shares ("ADS") Plan (Details Textual) - 2004 Plan and 2014 Plan [Member] - shares	1 Months Ended
	Sep. 30, 2015	Dec. 31, 2015
Shares Exchange for ADSs	4,000,000
ADSs Received	800,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant		3,305,800